17 PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Mining [Member]
ProvisionForEnvironmentalLiabilitiesAndAssetRetirementObligationsLineItems [Line Items]
Provision for deactivating assets	R$ 331,731	R$ 83,380